Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 16, 2012
Registrant Name	dei_EntityRegistrantName	Hatteras Alternative Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001171324
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 16, 2012